Note 5 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment, Gross	$ 734,432	$ 688,596
Less: accumulated depreciation	(433,220)	(420,553)
Property, plant and equipment, net	301,212	268,043
Land and Land Improvements [Member]
Property, Plant and Equipment, Gross	46,978	42,981
Building and Building Improvements [Member]
Property, Plant and Equipment, Gross	214,110	202,444
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	421,067	403,192
Office Furniture, Vehicles and Computer Software [Member]
Property, Plant and Equipment, Gross	11,738	10,003
Construction in Progress [Member]
Property, Plant and Equipment, Gross	$ 40,539	$ 29,976